Segment Reporting - Summary of Segment Reporting Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Revenues from external customers
Sales					$ 108,341,000	$ 92,687,000
Leasing	31,345,000	25,172,000	61,012,000	49,756,000	103,898,000	89,577,000
Revenues	63,352,000	48,107,000	116,741,000	100,900,000	212,239,000	182,264,000
Operating income
Operating income, Total	8,686,000	5,423,000	15,546,000	12,080,000	26,245,000	9,781,000
Interest income
Interest income, Total	17,000	33,000	40,000	128,000	157,000	487,000
Interest expense
Interest expense, Total	2,630,000	2,888,000	5,855,000	6,290,000	12,743,000	20,293,000
Share-based compensation
Share-based compensation, Total	348,000	213,000	646,000	420,000	901,000	1,062,000
Additions to long-lived assets
Additions to long-lived assets, Total			42,187,000	29,898,000	76,345,000	44,038,000
Long-lived assets
Long-lived assets, Total	308,418,000		308,418,000		272,190,000	232,747,000
Goodwill
Goodwill, Total	72,664,000		72,664,000		68,449,000	68,948,000	67,919,000
Impairment of goodwill
Impairment of goodwill, Total						5,858,000
Depreciation and amortization
Depreciation and amortization, Total	5,396,000	4,682,000	10,696,000	9,240,000
Depreciation and amortization, Total	5,287,000	4,682,000	10,587,000	9,240,000	18,924,000	19,165,000
North America
Revenues from external customers
Sales	13,825,000	4,549,000	18,279,000	11,068,000	28,839,000	17,876,000
Leasing	12,016,000	9,989,000	23,631,000	20,371,000	41,443,000	38,000,000
Revenues	25,841,000	14,538,000	41,910,000	31,439,000	70,282,000	55,876,000
Operating income
Operating income, Total	1,659,000	394,000	2,476,000	1,431,000	2,336,000	(4,418,000)
Interest income
Interest income, Total		2,000	2,000	4,000	8,000
Interest expense
Interest expense, Total	1,096,000	1,324,000	2,619,000	2,613,000	5,431,000	5,792,000
Share-based compensation
Share-based compensation, Total	184,000	135,000	381,000	306,000	611,000	552,000
Additions to long-lived assets
Additions to long-lived assets, Total			16,118,000	4,994,000	12,360,000	7,478,000
Long-lived assets
Long-lived assets, Total	128,793,000		128,793,000		112,867,000	108,212,000
Goodwill
Goodwill, Total	36,608,000		36,608,000		33,859,000	33,303,000
Impairment of goodwill
Impairment of goodwill, Total						5,858,000
Depreciation and amortization
Depreciation and amortization, Total	1,686,000	1,440,000	3,093,000	2,873,000
Depreciation and amortization, Total					5,805,000	6,087,000
Asia-Pacific
Revenues from external customers
Sales	18,182,000	18,386,000	37,450,000	40,076,000	79,502,000	74,811,000
Leasing	19,329,000	15,183,000	37,381,000	29,385,000	62,455,000	51,577,000
Revenues	37,511,000	33,569,000	74,831,000	69,461,000	141,957,000	126,388,000
Operating income
Operating income, Total	7,027,000	5,029,000	13,070,000	10,649,000	23,909,000	14,199,000
Interest income
Interest income, Total	17,000	31,000	38,000	124,000	149,000	487,000
Interest expense
Interest expense, Total	1,534,000	1,564,000	3,236,000	3,677,000	7,312,000	14,501,000
Share-based compensation
Share-based compensation, Total	164,000	78,000	265,000	114,000	290,000	510,000
Additions to long-lived assets
Additions to long-lived assets, Total			26,069,000	24,904,000	63,985,000	36,560,000
Long-lived assets
Long-lived assets, Total	179,625,000		179,625,000		159,323,000	124,535,000
Goodwill
Goodwill, Total	36,056,000		36,056,000		34,590,000	35,645,000
Depreciation and amortization
Depreciation and amortization, Total	3,710,000	3,242,000	7,603,000	6,367,000
Depreciation and amortization, Total					$ 13,119,000	$ 13,078,000